JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2024
(Unaudited)
	Shares	Fair Value
JAPANESE EQUITY SECURITIES

Banks — 7.1%
Daishi Hokuetsu Financial Group, Inc.	154,000	$4,926,511
Rakuten Bank, Ltd.(a)	251,500	4,585,814
SBI Sumishin Net Bank, Ltd.	145,500	2,767,771
The Keiyo Bank, Ltd.	564,500	3,159,348
The Musashino Bank, Ltd.	185,000	3,859,192
		19,298,636
Chemicals — 13.6%
Adeka Corporation	274,000	5,876,096
C.I. Takiron Corporation	221,700	1,034,934
Daicel Corporation	261,700	2,642,216
Fujikura Kasei Co., Ltd.	792,700	2,747,617
Nichireki Co., Ltd.	146,800	2,256,594
Nippon Soda Co., Ltd.	110,200	3,560,378
Riken Technos Corporation	236,400	1,527,538
Sakai Chemical Industry Co., Ltd.	147,900	2,607,427
Sakata Inx Corporation	1,068,600	12,967,143
Soken Chemical & Engineering Co., Ltd.	81,800	1,400,487
		36,620,430
Construction — 6.9%
Dai-Dan Co., Ltd.	43,700	908,824
EXEO Group, Inc.	647,700	6,648,569
MIRAIT ONE Corporation	320,700	3,891,599
The Nippon Road Co., Ltd.	52,300	602,381
Toenec Corporation	19,500	729,227
Yondenko Corporation	246,300	5,733,189
		18,513,789
Electric Appliances — 6.7%
Daihen Corporation	19,500	$1,038,032
Horiba, Ltd.	31,800	2,524,018
Idec Corporation	131,700	2,315,963
I-PEX Inc.	72,400	918,612
Koa Corporation	163,400	1,535,951
Meiko Electronics Co., Ltd.	135,400	6,070,977
Shibaura Mechatronics Corporation	59,700	2,695,774
Shindengen Electric Manufacturing Co., Ltd.	46,800	886,978
		17,986,305

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS— (Continued)
MAY 31, 2024
(Unaudited)
	Shares	Fair Value
Financing Business — 3.6%
Credit Saison Co., Ltd.	141,900	3,072,913
Mizuho Leasing Company, Limited	550,000	3,718,320
Ricoh Leasing Company, Ltd.	88,800	2,863,332
		9,654,565
Food — 2.4%
Nichirei Corporation	94,700	2,141,117
S Foods, Inc.	235,100	4,250,894
		6,392,011
Glass and Ceramics Products — 1.7%
Asia Pile Holdings Corporation	374,600	2,375,274
Nichiha Corporation	75,500	1,707,015
Noritake Co., Limited	21,100	536,776
		4,619,065
Information and Communication — 1.6%
Future Corporation	460,900	4,435,028
		4,435,028
Iron and Steel — 2.5%
Kyoei Steel Ltd.	260,500	$3,538,830
Nichia Steel Works, Ltd.	1,555,800	3,126,739
		6,665,569
Machinery — 3.5%
Miura Co., Ltd.	181,300	3,735,886
Nitto Kohki Co., Ltd.	25,900	379,189
Shibaura Machine Co., Ltd.	68,200	1,509,435
Sodick Co., Ltd.	153,200	703,472
TPR Co., Ltd.	200,000	3,004,420
		9,332,402
Metal Products — 1.4%
Furukawa Electric Co., Ltd.	30,600	823,798
Maruzen Co., Ltd.	66,600	1,344,834
Mitsui Mining & Smelting Co., Ltd.	51,900	1,675,482
		3,844,114

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS— (Continued)
MAY 31, 2024
(Unaudited)
	Shares	Fair Value
Other Products — 5.2%
Komatsu Wall Industry Co., Ltd.	96,000	1,984,291
Nishikawa Rubber Co., Ltd.	207,100	2,569,734
Pigeon Corporation	278,400	2,664,750
The Pack Corporation	173,400	4,389,175
Yonex Co., Ltd.	210,000	2,315,897
		13,923,847
Pharmaceutical — 0.7%
Nippon Shinyaku Co., Ltd.	93,700	1,831,272
		1,831,272
Precision Instruments — 1.6%
Nakanishi, Inc.	181,800	$2,596,895
Seiko Group Corporation	60,700	1,764,232
		4,361,127
Retail Trade — 9.5%
ASKUL Corporation	215,800	3,049,624
Create SD Holdings Co., Ltd.	287,000	6,142,112
Geo Holdings Co., Ltd.	367,200	4,044,840
JM Holdings Co., Ltd.	225,500	4,299,609
Takashimaya Co., Ltd.	324,400	5,375,547
Treasure Factory Co., Ltd.	253,100	2,665,651
		25,577,383
Services — 5.6%
Integrated Design & Engineering Holdings Co., Ltd.(a)	42,600	1,174,490
Nishio Holdings Co., Ltd.	199,400	4,990,231
Relo Group, Inc.	310,900	3,134,013
Step Co., Ltd.	185,500	2,267,504
TRYT Inc.(a)	1,131,900	3,455,414
		15,021,652
Textiles and Apparel — 1.0%
Sanyo Shokai Ltd.	164,300	2,678,163
		2,678,163

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS— (Continued)
MAY 31, 2024
(Unaudited)
	Shares	Fair Value
Transportation Equipment — 7.1%
Hi-Lex Corporation	367,900	3,612,666
Kyokuto Kaihatsu Kogyo Co., Ltd.	208,100	3,303,448
Morita Holdings Corporation	334,200	3,872,626
Nichirin Co., Ltd.	83,800	2,030,579
Nippon Seiki Co., Ltd.	396,900	3,516,276
NOK Corporation	196,700	2,720,911
		19,056,506
Utilities — 4.1%
Shikoku Electric Power Company	1,161,900	$11,143,481
		11,143,481
Wholesale Trade — 12.5%
Central Automotive Products, Ltd.	89,400	2,825,821
Daiwabo Holdings Co., Ltd.	135,200	2,383,101
Kanaden Corporation	475,100	4,861,741
Macnica Holdings, Inc.	135,200	5,528,896
Restar Corporation	202,500	3,863,644
Ryoden Corporation	372,900	5,990,685
Sangetsu Corporation	225,500	4,299,609
Sugimoto & Co., Ltd.	105,200	1,660,613
Tachibana Eletech Co., Ltd.	123,300	2,360,371
		33,774,481
TOTAL INVESTMENTS — 98.3% (cost $247,372,945)		$264,729,826
TOTAL FOREIGN CURRENCY — 1.0% (cost $2,733,439)(b)		$2,731,438
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.3% (cost $250,106,384)		$267,461,264
TOTAL OTHER ASSETS AND LIABILITTIES — 0.7%		$1,784,280
TOTAL NET ASSETS — 100.0%		$269,245,544
(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

JAPAN SMALLER CAPITALIZATION FUND, INC.
Notes to Schedule of Investments (Unaudited)
Valuation of Securities
Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.
Fair Value Measurements
Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The three-tier hierarchy of inputs is summarized below.
•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At May 31, 2024, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended May 31, 2024, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.